Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Institutional Global Realty Shares, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2015
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2015